Retained Earnings and Reserves - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Reserves and registered capital of PRC subsidiaries	$ 343,719	$ 353,270